Property, plant and equipment - Additional Information (Detail) - CAD CAD in Thousands		12 Months Ended
	Sep. 16, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant, and Equipment Disclosure [Line Items]
Contribution received	CAD 14,086	CAD 49,794	CAD 9,623
Water & wastewater
Property, Plant, and Equipment Disclosure [Line Items]
Expansion cost, distribution cost		1,000
Generation
Property, Plant, and Equipment Disclosure [Line Items]
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE		142,246	158,514
Renewable generation assets related to facilities under capital lease and owned by consolidated VIE, accumulated depreciation		39,958	38,507
Depreciation expense		CAD 2,117	CAD 2,117